10-Q COMMITMENTS AND CONTINGENCIES - Narrative (Details) - USD ($)				3 Months Ended		12 Months Ended
	Dec. 10, 2021	Nov. 18, 2019	Sep. 16, 2019	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 07, 2021	Jul. 23, 2021
Loss Contingencies [Line Items]
Payments to acquire assets				$ 782,500	$ 40,750	$ 78,467	$ 130,750
Lessor expenses under lease				20,321	41,446
Accrued severance and related costs				175,000
Tonogold Agreement
Loss Contingencies [Line Items]
Expense reimbursements				$ 25,150	$ 21,050	$ 2,800,000	$ 2,600,000
Storey County, Nevada | Tonogold Agreement
Loss Contingencies [Line Items]
Term of mineral lease			10 years
American Flat Property | Tonogold Agreement | Phase 1
Loss Contingencies [Line Items]
Annual reimbursements under facility lease		$ 1,100,000
Royalty Agreement
Loss Contingencies [Line Items]
Percentage of royalty obligations, majority are less than				3.00%		3.00%
Minimum
Loss Contingencies [Line Items]
Percentage of royalty obligations				0.50%		0.50%
Maximum
Loss Contingencies [Line Items]
Percentage of royalty obligations				5.00%		5.00%
Pilot Facility
Loss Contingencies [Line Items]
Purchase price				$ 3,920,000		$ 3,920,000
Pilot Facility | Monthly Installments from May 1, 2022 to April 30, 2023
Loss Contingencies [Line Items]
Asset acquisition, installment payment amount				35,000		35,000
Pilot Facility | Installment paid on April 30, 2023
Loss Contingencies [Line Items]
Asset acquisition, installment payment amount				1,750,000		1,750,000
Pilot Facility | Installment paid on April 30, 2024
Loss Contingencies [Line Items]
Asset acquisition, installment payment amount				$ 1,750,000		1,750,000
MANA to Red Wolf Agro LLC
Loss Contingencies [Line Items]
Maximum performance-based cash payments as percentage of future consolidated net cash flow									$ 8,600,000
Performance-based cash payments as percentage of future consolidated net cash flow									20.00%
Tonogold Resources, Inc.
Loss Contingencies [Line Items]
Quarterly rental fee			$ 10,050
Quarterly rental fee, increase in percentage			10.00%
FLUX Photon Corporation
Loss Contingencies [Line Items]
Maximum performance-based cash payments as percentage of future consolidated net cash flow								$ 18,000,000
Performance-based cash payments as percentage of future consolidated net cash flow								20.00%
Payments to acquire assets	$ 350,000
Asset acquisition contingent consideration liability						$ 17,650,000
MANA Corporation
Loss Contingencies [Line Items]
Maximum performance-based cash payments as percentage of future consolidated net cash flow									$ 8,600,000
Performance-based cash payments as percentage of future consolidated net cash flow									20.00%
Percentage of voting interests acquired				100.00%		100.00%			100.00%